Vessel Revenue, net and Voyage Expenses, Voyage Expenses from Charters (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Voyage Expenses [Abstract]
Voyage expenses	$ 5,245	$ 1,771	$ 3,107
Time Charters [Member]
Voyage Expenses [Abstract]
Voyage expenses	178	1,270	1,424
Spot Charters [Member]
Voyage Expenses [Abstract]
Voyage expenses	4,802	0	1,039
Unfixed Periods [Member]
Voyage Expenses [Abstract]
Voyage expenses	$ 265	$ 501	$ 644